Related Party Transactions (Details)			12 Months Ended
	Jul. 15, 2024 AUD ($)	Apr. 28, 2022 $ / shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	May 27, 2024	Feb. 02, 2024	Oct. 31, 2023	May 05, 2023	Jan. 03, 2023	Jun. 30, 2022 AUD ($) $ / shares shares	Feb. 28, 2022	Jan. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Equity component													$ 1,493,445
Shares issued (in Shares) | shares			8,118,075								7,371,807
Issued Price Per Fully Paid Ordinary Share (in Dollars per share) | $ / shares		$ 5.86
Fair value of loans				$ 369,337
Transaction cost				$ 124,108
Loan repaid	$ 1,938,287
Borrowings Maturity Date				Dec. 31, 2024	Dec. 31, 2024
Interest rate	12.00%					6.00%	6.00%	12.00%	12.00%	12.00%		12.00%
Rental expense					$ 11,896
Lease agreement expired			1 November, 2023
Current lease liabilities				$ 11,896
Bottom of Range [Member]
Related Party Transactions [Line Items]
Principal loaned price per share (in Dollars per share) | $ / shares											$ 1
Top of Range [Member]
Related Party Transactions [Line Items]
Principal loaned price per share (in Dollars per share) | $ / shares											$ 4
Jeffrey Olyniec [Member]
Related Party Transactions [Line Items]
Equity component											$ 124,108
Shares issued (in Shares) | shares											21,179
Lending Shareholders [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares											21,179
Related Party [Member]
Related Party Transactions [Line Items]
Loan repaid				$ 2,015,687
Interest rate				12.00%
Rental expense			$ 10,001	$ 34,706